Commitments and Contingencies - Summary of Contractual Obligation Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Inventory purchases related to purchase obligations	$ 46	$ 346	$ 150	$ 4,088	$ 4,300	$ 4,400